Description of the business and summary of material accounting policy information (Details 3)	12 Months Ended
Dec. 31, 2024
Vehicles [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time property, plant and equipment	18 years
Spare Engines [Member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time property, plant and equipment	18 years
Buildings [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time property, plant and equipment	10 years
Maintenance Component [Member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time property, plant and equipment	8 years